Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense
17.1.
The income tax expense in 2023, 2022 and 2021 is analyzed as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Current income tax	Ps.	(309,989)	Ps.	(287,309)	Ps.	(156,907)
Deferred income tax	Ps.	104,741	Ps.	85,946	Ps.	65,095
Total	Ps.	(205,248)	Ps.	(201,363)	Ps.	(91,812)

Summary of Temporary Differences on Deferred Income Tax
17.2.
As of December 31, 2023, 2022 and 2021, the main temporary differences on which the deferred income tax was recognized and analyzed is as shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Advanced payments	Ps.	(56,059)	Ps.	(47,638)	Ps.	(25,614)
Property, furniture, equipment, and lease-hold improvements		(23,667)		(43,510)		(50,224)
Lease liabilities		6,255,817		5,253,632		3,435,431
Right-of-use assets		(5,520,596)		(4,696,459)		(3,047,966)
Provisions		460,212		398,269		327,872
Accrued expenses		293,814		200,416		109,587
Inventories		(63,517)		(67,842)		(38,706)
	Ps.	1,346,004	Ps.	996,868	Ps.	710,380
Applicable income tax rate		30%		30%		30%
Deferred income tax asset	Ps.	403,801	Ps.	299,060	Ps.	213,114

Summary of Movement in Deferred Income Tax Assets and Liabilities
17.3.
The movement in deferred income tax assets and liabilities during the year, without taking into account the compensation of balances under the same tax jurisdiction, is as shown below:

	January 1, 2021		Effects in the results of the year		December 31, 2021		Effects in the results of the year		December 31, 2022		Effects in the results of the year			December 31, 2023
Assets for deferred taxes
Tax losses to be carryforward	Ps.	12,439	Ps.	(12,439)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Provisions		84,391		13,970		98,361		21,119		119,480		18,583		138,063
Lease liabilities		780,979		249,650		1,030,629		545,460		1,576,089		300,655		1,876,744
Accrued expenses		12,617		20,259		32,876		27,249		60,125		28,020		88,145
Total assets for deferred tax	Ps.	890,426	Ps.	271,440	Ps.	1,161,866	Ps.	593,828	Ps.	1,755,694	Ps.	347,258	Ps.	2,102,952
Liabilities for deferred taxes
Inventories		7,612		4,001		11,613		8,741		20,354		(1,298)		19,056
Advanced payments		6,519		1,165		7,684		6,607		14,291		2,526		16,817
Property, furniture, equipment, and lease-hold improvements		15,634		(568)		15,066		(2,014)		13,052		(5,952)		7,100
Right-of-use assets		712,642		201,747		914,389		494,548		1,408,937		247,241		1,656,178
Total liabilities for deferred tax	Ps.	742,407	Ps.	206,345	Ps.	948,752	Ps.	507,882	Ps.	1,456,634	Ps.	242,517	Ps.	1,699,151
Total asset – Net	Ps.	148,019	Ps.	65,095	Ps.	213,114	Ps.	85,946	Ps.	299,060	Ps.	104,741	Ps.	403,801

Summary of Reconciliation of Current And Effective Combined Income Tax Rates Explanatory
17.4.
The reconciliation between the current and effective combined income tax rates is shown below:

	December 31, 2023		December 31, 2022		December 31, 2021
Loss before income tax	Ps.	(100,905)	Ps.	(363,747)	Ps.	(724,862)
Current income tax rate		30%		30%		30%
Income tax at legal rate	Ps.	30,272	Ps.	109,124	Ps.	217,459
Plus (less) effects of income tax on the following items:
Share-based payment		(115,370)		(91,137)		(42,637)
Annual adjustment for inflation		(90,219)		(105,615)		(70,282)
Unrecognized tax losses in no taxable entities		(20,955)		(106,071)		(200,218)
Non-deductible expenses		(83,703)		(64,766)		(43,002)
Property, furniture, equipment, and lease-hold improvements		48,049		46,219		30,657
Restatement of tax losses for the year		(92)		(40)		202
Non-cumulative income		21,253		6,655		4,904
Others		5,517		4,268		11,105
Income tax expense recognized in income	Ps.	(205,248)	Ps.	(201,363)	Ps.	(91,812)
Effective income tax rate		(203.4)%		(55.4)%		(12.7)%

Summary Of Expiration Of Accumulated Restated Tax Losses Explanatory
17.5.
As of December 31, 2023, the Company maintained accumulated restated tax losses to carry forward for an amount of Ps.1,961, whose right to be offset against future profits expires as shown below:

Year of the loss	Desarrolladora Tres B	Year of expiration
2014	164	2024
2015	21	2025
2016	60	2026
2017	147	2027
2018	163	2028
2019	135	2029
2020	111	2030
2021	703	2031
2022	142	2032
2023	315	2033
	1,961